Pro Forma Results of Operations (Detail) (OptionsXpress Holdings, Inc., USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
OptionsXpress Holdings, Inc.
Business Acquisition [Line Items]
Net revenues	$ 4,857	$ 4,479
Net income	$ 896	$ 481
Basic EPS	$ 0.71	$ 0.39
Diluted EPS	$ 0.71	$ 0.38